UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number 811-5225

                     Oppenheimer Small Cap Value Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                           (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2002 - April 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  April 30, 2003 / Unaudited

                                                           Market Value
                                     Shares                 See Note 1
------------------------------------------------------------------------
 Common Stocks--94.4%
------------------------------------------------------------------------
 Consumer Discretionary--17.7%
------------------------------------------------------------------------
 Auto Components--0.4%
 American Axle &
 Manufacturing
 Holdings, Inc. 1                    60,000             $     1,495,200
------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.6%
 Argosy Gaming Co. 1                100,000                   2,037,000
------------------------------------------------------------------------
 Rare Hospitality
 International, Inc. 1               25,000                     728,250
------------------------------------------------------------------------
 Ruby Tuesday, Inc.                 410,000                   8,077,000
                                                            ------------
                                                             10,842,250

------------------------------------------------------------------------
 Household Durables--0.8%
 WCI Communities,
 Inc. 1                             226,000                   3,125,580
------------------------------------------------------------------------
 Leisure Equipment & Products--2.3%
 Hasbro, Inc.                       600,000                   9,600,000
------------------------------------------------------------------------
 Media--1.4%
 Regal Entertainment
 Group                              300,000                   5,880,000
------------------------------------------------------------------------
 Specialty Retail--5.4%
 Casual Male Retail
 Group, Inc. 1,2                  2,050,000                   9,081,500
------------------------------------------------------------------------
 Foot Locker, Inc.                  100,000                   1,100,000
------------------------------------------------------------------------
 Genesco, Inc. 1                    100,000                   1,500,000
------------------------------------------------------------------------
 OfficeMax, Inc. 1                  400,000                   2,260,000
------------------------------------------------------------------------
 Too, Inc. 1                        150,000                   2,784,000
------------------------------------------------------------------------
 Tuesday Morning
 Corp. 1                            225,000                   5,260,500
                                                            ------------
                                                             21,986,000

------------------------------------------------------------------------
 Textiles & Apparel--4.8%
 Columbia
 Sportswear Co. 1                   125,000                   6,001,250
------------------------------------------------------------------------
 Quicksilver, Inc. 1                255,000                   8,313,000
------------------------------------------------------------------------
 Reebok
 International Ltd. 1               175,000                   5,435,500
                                                            ------------
                                                             19,749,750

------------------------------------------------------------------------
 Consumer Staples--5.3%
------------------------------------------------------------------------
 Beverages--2.0%
 Adolph Coors Co.,
 Cl. B                               80,000                   4,282,400
------------------------------------------------------------------------
 Cott Corp. 1                       225,000                   4,128,750
                                                            ------------
                                                              8,411,150


                                                           Market Value
                                     Shares                 See Note 1
------------------------------------------------------------------------
 Food Products--2.4%
 Bunge Ltd.                         355,000             $     9,943,550
------------------------------------------------------------------------
 Tobacco--0.9%
 Universal Corp.                     90,000                   3,514,500
------------------------------------------------------------------------
 Energy--4.8%
------------------------------------------------------------------------
 Energy Equipment & Services--3.8%
 FMC Technologies,
 Inc. 1                             180,000                   3,387,600
------------------------------------------------------------------------
 Maverick Tube
 Corp. 1                            400,000                   7,116,000
------------------------------------------------------------------------
 Rowan Cos., Inc.                   245,000                   5,022,500
                                                            ------------
                                                             15,526,100

------------------------------------------------------------------------
 Oil & Gas--1.0%
 Frontier Oil Corp.                 255,000                   4,314,600
------------------------------------------------------------------------
 Financials--23.0%
------------------------------------------------------------------------
 Banks--6.2%
 Cullen/Frost
 Bankers, Inc.                      185,000                   6,066,150
------------------------------------------------------------------------
 Dime Community
 Bancshares, Inc.                   225,000                   5,188,500
------------------------------------------------------------------------
 First Republic Bank 1               91,000                   2,284,100
------------------------------------------------------------------------
 Independence
 Community
 Bank Corp.                         115,000                   3,007,250
------------------------------------------------------------------------
 Pacific Northwest
 Bancorp                            105,000                   2,956,800
------------------------------------------------------------------------
 Webster Financial
 Corp.                              160,000                   6,006,400
                                                            ------------
                                                             25,509,200

------------------------------------------------------------------------
 Diversified Financials--5.8%
 Affiliated Managers
 Group, Inc. 1                      115,000                   5,325,650
------------------------------------------------------------------------
 Doral Financial
 Corp.                              120,000                   4,801,200
------------------------------------------------------------------------
 Gabelli Asset
 Management, Inc. 1                  11,000                     343,860
------------------------------------------------------------------------
 iShares Russell
 2000 Value Index
 Fund                                80,000                   9,267,200
------------------------------------------------------------------------
 Providian
 Financial Corp. 1                  525,000                   3,869,250
                                                            ------------
                                                             23,607,160



                      7 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                           Market Value
                                    Shares                  See Note 1
------------------------------------------------------------------------
 Insurance--5.2%
 Everest Re
 Group Ltd.                          90,000             $     6,268,500
------------------------------------------------------------------------
 IPC Holdings Ltd.                  180,000                   6,183,000
------------------------------------------------------------------------
 RenaissanceRe
 Holdings Ltd.                       30,000                   1,328,700
------------------------------------------------------------------------
 StanCorp Financial
 Group, Inc.                        141,500                   7,598,550
                                                            ------------
                                                             21,378,750

------------------------------------------------------------------------
 Real Estate--5.8%
 Alexandria Real
 Estate Equities, Inc.              100,000                   4,230,000
------------------------------------------------------------------------
 CarrAmerica Realty
 Corp.                              155,000                   4,042,400
------------------------------------------------------------------------
 IStar Financial, Inc.              250,000                   7,482,500
------------------------------------------------------------------------
 Ventas, Inc.                       630,000                   8,190,000
                                                            ------------
                                                             23,944,900

------------------------------------------------------------------------
 Health Care--5.4%
------------------------------------------------------------------------
 Health Care Equipment & Supplies--1.9%
 Beckman
 Coulter, Inc.                       35,000                   1,360,450
------------------------------------------------------------------------
 Fisher Scientific
 International, Inc. 1              225,000                   6,482,250
                                                            ------------
                                                              7,842,700

------------------------------------------------------------------------
 Health Care Providers & Services--3.5%
 Andrx Corp. 1                       80,000                   1,291,200
------------------------------------------------------------------------
 Coventry Health
 Care, Inc. 1                        30,000                   1,224,600
------------------------------------------------------------------------
 Omnicare, Inc.                     300,000                   7,956,000
------------------------------------------------------------------------
 Universal Health
 Services, Inc., Cl. B 1            100,000                   3,867,000
                                                            ------------
                                                             14,338,800

------------------------------------------------------------------------
 Industrials--17.7%
------------------------------------------------------------------------
 Aerospace & Defense--4.9%
 DRS Technologies,
 Inc. 1                             525,000                  14,705,250
------------------------------------------------------------------------
 Orbital Sciences
 Corp. 1                            931,900                   5,200,002
                                                            ------------
                                                             19,905,252


                                                           Market Value
                                    Shares                  See Note 1
------------------------------------------------------------------------
 Commercial Services & Supplies--2.9%
 BISYS Group,
 Inc. (The) 1                       275,000             $     4,642,000
------------------------------------------------------------------------
 Danka Business
 Systems plc,
 Sponsored ADR 1                  1,151,500                   4,479,335
------------------------------------------------------------------------
 Pittston Brink's
 Group                              200,000                   2,550,000
                                                            ------------
                                                             11,671,335

------------------------------------------------------------------------
 Construction & Engineering--1.3%
 EMCOR Group, Inc. 1                105,000                   5,362,350
------------------------------------------------------------------------
 Machinery--5.3%
 Actuant Corp.,
 Cl. A 1                             70,000                   2,597,000
------------------------------------------------------------------------
 AGCO Corp. 1                       225,000                   4,097,250
------------------------------------------------------------------------
 Albany
 International
 Corp., Cl. A                       125,000                   2,967,500
------------------------------------------------------------------------
 Harsco Corp.                       120,000                   4,136,400
------------------------------------------------------------------------
 Oshkosh Truck
 Corp.                               30,000                   1,680,000
------------------------------------------------------------------------
 Pentair, Inc.                      100,000                   3,854,000
------------------------------------------------------------------------
 Timken Co.                         140,000                   2,478,000
                                                            ------------
                                                             21,810,150

------------------------------------------------------------------------
 Road & Rail--3.3%
 CNF Transportation,
 Inc.                               390,000                  11,832,600
------------------------------------------------------------------------
 Landstar System,
 Inc. 1                              30,000                   1,863,900
                                                            ------------
                                                             13,696,500

------------------------------------------------------------------------
 Information Technology--7.4%
------------------------------------------------------------------------
 Communications Equipment--0.5%
 Polycom, Inc. 1                    200,000                   1,964,000
------------------------------------------------------------------------
 Computers & Peripherals--2.0%
 Electronics for
 Imaging, Inc. 1                    200,000                   3,840,000
------------------------------------------------------------------------
 Maxtor Corp. 1                     400,000                   2,200,000
------------------------------------------------------------------------
 Pinnacle Systems,
 Inc. 1                             220,000                   2,079,000
                                                            ------------
                                                              8,119,000


8  |  OPPENHEIMER SMALL CAP VALUE FUND

                                                           Market Value
                                   Shares                    See Note 1
------------------------------------------------------------------------
 Electronic Equipment & Instruments--1.6%
 Flextronics
 International Ltd. 1               560,000             $     4,900,000
------------------------------------------------------------------------
 Planar Systems,
 Inc. 1                             100,000                   1,759,000
                                                            ------------
                                                              6,659,000

------------------------------------------------------------------------
 Internet Software & Services--0.8%
 S1 Corp. 1                         715,000                   3,146,000
------------------------------------------------------------------------
 Semiconductor Equipment & Products--1.7%
 Brooks
 Automation, Inc. 1                 500,000                   4,235,000
------------------------------------------------------------------------
 Fairchild
 Semiconductor
 International,
 Inc., Cl. A 1                      220,000                   2,611,400
                                                            ------------
                                                              6,846,400

------------------------------------------------------------------------
 Software--0.8%
 Autodesk, Inc.                     225,000                   3,501,000
------------------------------------------------------------------------
 Materials--7.9%
------------------------------------------------------------------------
 Chemicals--2.2%
 FMC Corp. 1                        206,000                   3,732,720
------------------------------------------------------------------------
 Georgia Gulf Corp.                 225,000                   5,085,000
                                                            ------------
                                                              8,817,720

------------------------------------------------------------------------
 Construction Materials--1.2%
 Lafarge North
 America, Inc.                      160,000                   5,096,000
------------------------------------------------------------------------
 Containers & Packaging--1.0%
 Packaging Corp.
 of America 1                       228,000                   4,288,680
------------------------------------------------------------------------
 Metals & Mining--1.0%
 Freeport-McMoRan
 Copper & Gold,
 Inc., Cl. B                        225,000                   3,894,750
------------------------------------------------------------------------
 Paper & Forest Products--2.5%
 Rayonier, Inc.                     105,000                   5,287,800
------------------------------------------------------------------------
 Sappi Ltd.,
 Sponsored ADR                      400,000                   4,940,000
                                                            ------------
                                                             10,227,800

                                                           Market Value
                                   Shares                    See Note 1
------------------------------------------------------------------------
 Utilities--5.2%
------------------------------------------------------------------------
 Electric Utilities--2.1%
 Opticnet, Inc. 1,3                   9,350             $            --
------------------------------------------------------------------------
 PNM Resources,
 Inc.                               100,000                   2,219,000
------------------------------------------------------------------------
 Puget Energy, Inc.                 200,000                   4,224,000
------------------------------------------------------------------------
 Reliant
 Resources, Inc. 1                  385,000                   2,163,700
                                                            ------------
                                                              8,606,700

------------------------------------------------------------------------
 Gas Utilities--0.3%
 Southwestern
 Energy Co. 1                       105,200                   1,400,212
------------------------------------------------------------------------
 Multi-Utilities--2.8%
 Equitable
 Resources, Inc.                    270,000                  10,373,400
------------------------------------------------------------------------
 Vectren Corp.                       50,000                   1,162,500
                                                            ------------
                                                             11,535,900
                                                            ------------
 Total Common Stocks
 (Cost $362,124,214)                                        387,558,939

                                   Principal
                                      Amount
------------------------------------------------------------------------
 Joint Repurchase Agreements--5.7%

 Undivided interest of 7.03% in joint repurchase
 agreement (Market Value $332,883,000) with Banc
 One Capital Markets, Inc., 1.26%, dated 4/30/03,
 to be repurchased at $23,409,819 on 5/1/03,
 collateralized by U.S. Treasury Nts.,
 4.875%--5.875%, 11/15/04--2/15/12,
 with a value of $327,261,153 and U.S.
 Treasury Bonds, 2.125%, 8/31/04,
 with a  value of $12,489,849
 (Cost $23,409,000)              $23,409,000                 23,409,000

------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $385,533,214)                   100.1%               410,967,939
------------------------------------------------------------------------
 Liabilities
 in Excess of
 Other Assets                           (0.1)                  (569,209)
                                       ---------------------------------
 Net Assets                            100.0%           $   410,398,730
                                       =================================


                      9 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


Footnotes to Statement of Investments
1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of April 30, 2003 amounts to $9,081,500. Transactions during the period in which the issuer was an affiliate are as follows:

                                      Shares                                     Shares
                                 October 31,         Gross         Gross      April 30,         Unrealized
                                        2002     Additions    Reductions           2003       Depreciation
-----------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Casual Male Retail Group, Inc.           --     2,050,000            --      2,050,000           $511,586


3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


                     10 | OPPENHEIMER SMALL CAP VALUE FUND

 STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 April 30, 2003


----------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $376,963,300)                  $  401,886,439
 Affiliated companies (cost $8,569,914)                           9,081,500
                                                            ----------------
                                                                410,967,939
----------------------------------------------------------------------------
 Cash                                                                65,903
----------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                 6,882,871
 Shares of beneficial interest sold                                 744,844
 Interest and dividends                                             240,531
 Other                                                                8,865
                                                            ----------------
 Total assets                                                   418,910,953

----------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments purchased                                            7,534,522
 Shares of beneficial interest redeemed                             610,296
 Shareholder reports                                                134,447
 Transfer and shareholder servicing agent fees                      111,418
 Distribution and service plan fees                                  83,434
 Trustees' compensation                                              29,504
 Other                                                                8,602
                                                            ----------------
 Total liabilities                                                8,512,223


----------------------------------------------------------------------------
 Net Assets                                                    $410,398,730
                                                            ================


----------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                 $       210,776
----------------------------------------------------------------------------
 Additional paid-in capital                                     415,350,390
----------------------------------------------------------------------------
 Accumulated net investment loss                                 (1,145,303)
----------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                  (29,451,858)
----------------------------------------------------------------------------
 Net unrealized appreciation on investments                      25,434,725
                                                            ----------------
 Net Assets                                                    $410,398,730
                                                            ================



                     11 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued


-------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $224,626,837 and 11,249,525 shares of beneficial interest outstanding)        $19.97
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                      $21.19
-------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $129,592,666
 and 6,864,550 shares of beneficial interest outstanding)                      $18.88
-------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $50,052,091
 and 2,655,590 shares of beneficial interest outstanding)                      $18.85
-------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,127,136
 and 307,952 shares of beneficial interest outstanding)                        $19.90

 See accompanying Notes to Financial Statements.


                     12 | OPPENHEIMER SMALL CAP VALUE FUND

 STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended April 30, 2003


------------------------------------------------------------------------------------------
 Investment Income
 Dividends (net of foreign withholding taxes of $4,540)                     $   2,662,814
------------------------------------------------------------------------------------------
 Interest                                                                         104,392
                                                                           ---------------
 Total investment income                                                        2,767,206

------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                1,671,302
------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                          305,168
 Class B                                                                          627,405
 Class C                                                                          232,643
 Class N                                                                           12,630
------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                          438,437
 Class B                                                                          316,514
 Class C                                                                          112,254
 Class N                                                                           15,710
------------------------------------------------------------------------------------------
 Shareholder reports                                                              209,137
------------------------------------------------------------------------------------------
 Trustees' compensation                                                            11,683
------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                        4,145
------------------------------------------------------------------------------------------
 Other                                                                            144,665
                                                                           ---------------
 Total expenses                                                                 4,101,693
 Less reduction to custodian expenses                                                (774)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A  (61,799)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B (115,837)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C  (34,331)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N   (7,034)
                                                                           ---------------
 Net expenses                                                                   3,881,918


------------------------------------------------------------------------------------------
 Net Investment Loss                                                           (1,114,712)


------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on:
 Investments                                                                  (10,219,143)
 Foreign currency transactions                                                        (19)
                                                                           ---------------
 Net realized loss                                                            (10,219,162)
------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                          26,143,001
                                                                           ---------------
 Net realized and unrealized gain                                              15,923,839


------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                         $14,809,127
                                                                           ===============

 See accompanying Notes to Financial Statements.


                     13 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Six Months                 Year
                                                                             Ended                Ended
                                                                    April 30, 2003          October 31,
                                                                       (Unaudited)                 2002
---------------------------------------------------------------------------------------------------------
 Operations
 Net investment loss                                                 $ (1,114,712)         $ (4,023,327)
---------------------------------------------------------------------------------------------------------
 Net realized loss                                                    (10,219,162)          (18,661,880)
---------------------------------------------------------------------------------------------------------
 Net change in unrealized
 appreciation (depreciation)                                           26,143,001            (9,851,435)
                                                                     ------------------------------------
 Net increase (decrease) in net assets
 resulting from operations                                             14,809,127           (32,536,642)

---------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Distributions from net realized gain:
 Class A                                                                       --              (680,554)
 Class B                                                                       --              (388,655)
 Class C                                                                       --              (109,996)
 Class N                                                                       --                (3,973)

---------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                               (5,741,881)           65,028,767
 Class B                                                               (4,802,807)           46,660,317
 Class C                                                                1,978,108            25,340,589
 Class N                                                                1,324,112             4,695,770

---------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase                                                         7,566,659           108,005,623
---------------------------------------------------------------------------------------------------------
 Beginning of period                                                  402,832,071           294,826,448
                                                                     ------------------------------------
 End of period [including accumulated net investment loss of
 $1,145,303 and $30,591, respectively]                               $410,398,730          $402,832,071
                                                                     ====================================


 See accompanying Notes to Financial Statements.


                     14 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

                                             Six Months                                                            Year
                                                  Ended                                                           Ended
                                         April 30, 2003                                                        Oct. 31,
 Class A                                     (Unaudited)         2002         2001        2000         1999        1998
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period           $ 19.18       $ 19.53      $ 21.26     $ 16.82      $ 17.29     $ 22.26
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.02)         (.19)        (.23)       (.16)        (.10)       (.09)
 Net realized and unrealized gain (loss)            .81          (.09)        (.47)       4.60          .18       (3.02)
                                               ----------------------------------------------------------------------------
 Total from investment operations                   .79          (.28)        (.70)       4.44          .08       (3.11)
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions from net realized gain                --          (.07)       (1.03)         -- 1       (.54)      (1.86)
 Distributions in excess of net realized gain        --            --           --          --         (.01)         --
                                               ----------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                       --          (.07)       (1.03)         --         (.55)      (1.86)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $19.97        $19.18       $19.53      $21.26       $16.82      $17.29
                                               ============================================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                4.12%        (1.45)%      (3.02)%     26.40%        0.38%     (15.05)%


---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)      $224,627      $222,029     $172,395    $157,759     $151,059    $183,567
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $218,677      $231,657     $163,007    $147,952     $170,205    $201,952
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                              (0.26)%       (0.69)%      (1.06)%     (0.95)%      (0.60)%     (0.42)%
 Expenses, gross                                   1.72%         1.68%        1.86%       1.90%        1.96%       1.80% 4
 Expenses, net                                     1.66% 5,6     1.66% 5,6    1.86% 5,7   1.90% 5      1.96% 5     1.80%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             71%          151%         162%        166%          87%         65%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


                     15 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS  Continued


                                             Six Months                                                            Year
                                                  Ended                                                           Ended
                                         April 30, 2003                                                        Oct. 31,
 Class B                                    (Unaudited)          2002         2001        2000         1999        1998
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period           $ 18.20       $ 18.65      $ 20.47     $ 16.28      $ 16.84     $ 21.83
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.10)         (.18)        (.23)       (.33)        (.22)       (.12)
 Net realized and unrealized gain (loss)            .78          (.20)        (.56)       4.52          .21       (3.01)
                                              -----------------------------------------------------------------------------
 Total from investment operations                   .68          (.38)        (.79)       4.19         (.01)      (3.13)
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions from net realized gain                --          (.07)       (1.03)         -- 1       (.54)      (1.86)
 Distributions in excess of net realized gain        --            --           --          --         (.01)         --
                                             -----------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                       --          (.07)       (1.03)         --         (.55)      (1.86)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $18.88        $18.20       $18.65      $20.47       $16.28      $16.84
                                             ==============================================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                3.74%        (2.06)%      (3.60)%     25.74%       (0.16)%    (15.47)%


---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)      $129,593      $129,885      $95,418     $83,859      $82,949     $98,041
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $126,520      $134,304      $88,235     $79,526      $94,863     $97,818
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                              (0.95)%       (1.34)%      (1.65)%     (1.48)%      (1.10)%     (0.92)%
 Expenses, gross                                   2.54%         2.34%        2.45%       2.44%        2.45%       2.31% 4
 Expenses, net                                     2.36% 5,6     2.32% 5,6    2.45% 5,7   2.44% 5      2.45% 5     2.31%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             71%          151%         162%        166%          87%         65%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


                     16 | OPPENHEIMER SMALL CAP VALUE FUND

                                             Six Months                                                            Year
                                                  Ended                                                           Ended
                                         April 30, 2003                                                        Oct. 31,
 Class C                                    (Unaudited)          2002         2001        2000         1999        1998
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period           $ 18.17       $ 18.62      $ 20.44     $ 16.25      $ 16.81     $ 21.79
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.08)         (.10)        (.19)       (.33)        (.25)       (.13)
 Net realized and unrealized gain (loss)            .76          (.28)        (.60)       4.52          .24       (2.99)
                                                ---------------------------------------------------------------------------
 Total from investment operations                   .68          (.38)        (.79)       4.19         (.01)      (3.12)
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions from net realized gain                --          (.07)       (1.03)         -- 1       (.54)      (1.86)
 Distributions in excess of net realized gain        --            --           --          --         (.01)         --
                                                ---------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                       --          (.07)       (1.03)         --         (.55)      (1.86)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $18.85        $18.17       $18.62      $20.44       $16.25      $16.81
                                                ===========================================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                3.74%        (2.06)%      (3.61)%     25.79%       (0.16)%    (15.45)%


---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)       $50,052       $46,360      $26,604     $22,173      $20,959     $26,707
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $46,934       $45,455      $24,134     $20,521      $24,964     $28,647
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                              (0.97)%       (1.33)%      (1.64)%     (1.49)%      (1.10)%     (0.92)%
 Expenses, gross                                   2.52%         2.33%        2.45%       2.44%        2.45%       2.31% 4
 Expenses, net                                     2.37% 5,6     2.31% 5,6    2.45% 5,7   2.44% 5      2.45% 5     2.31%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             71%          151%         162%        166%          87%         65%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


                     17 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

                                                            Six Months                               Year
                                                                 Ended                              Ended
                                                         April 30, 2003                          Oct. 31,
 Class N                                                    (Unaudited)           2002             2001 1
---------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                           $ 19.13        $ 19.51            $ 19.58
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                               (.06)          (.27)              (.04)
 Net realized and unrealized gain (loss)                            .83           (.04)              (.03)
                                                              -------------------------------------------------
 Total from investment operations                                   .77           (.31)              (.07)
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                --           (.07)                --
 Distributions in excess of net realized gain                        --             --                 --
                                                              -------------------------------------------------
 Total dividends and/or distributions to shareholders                --           (.07)                --
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $19.90         $19.13             $19.51
                                                              -------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                4.03%         (1.61)%            (0.36)%


---------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                        $6,127         $4,558               $409
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                               $5,103         $2,882               $106
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                              (0.47)%        (0.78)%            (1.14)%
 Expenses, gross                                                   2.16%          1.82%              2.01%
 Expenses, net                                                     1.88% 4,5      1.80% 4,5          2.01% 4,6
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             71%           151%               162%


1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


                     18 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Small Cap Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                     19 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
     As of April 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $28,422,366. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did not use carryforward to offset capital gains realized.

As of October 31, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                              Expiring
                              ----------------------
                              2010       $18,203,203

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2003, the Fund's projected benefit obligations were decreased by $498 and payments of $745 were made to retired trustees, resulting in an accumulated liability of $29,350 as of April 30, 2003.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the

                     20 | OPPENHEIMER SMALL CAP VALUE FUND
compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the six months ended April 30, 2003 and the year ended October 31, 2002 was as follows:

                                  Six Months Ended               Year Ended
                                    April 30, 2003         October 31, 2002
    -----------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                             $--           $          --
    Long-term capital gain                       --               1,183,178
    Return of capital                            --                      --
                                   ----------------------------------------
    Total                                       $--              $1,183,178
                                   ========================================

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                     21 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               Six Months Ended April 30, 2003            Year Ended October 31, 2002
                                    Shares             Amount               Shares             Amount
------------------------------------------------------------------------------------------------------
 Class A
 Sold                            2,779,739       $ 52,983,015            7,897,143      $ 173,016,763
 Dividends and/or
 distributions reinvested               --                 --               31,174            657,161
 Redeemed                       (3,107,055)       (58,724,896)          (5,179,234)      (108,645,157)
                                ----------------------------------------------------------------------
 Net increase (decrease)          (327,316)       $(5,741,881)           2,749,083       $ 65,028,767
                                ======================================================================

------------------------------------------------------------------------------------------------------
 Class B
 Sold                              959,697       $ 17,322,204            5,081,569      $ 107,197,590
 Dividends and/or
 distributions reinvested               --                 --               17,890            359,961
 Redeemed                       (1,233,637)       (22,125,011)          (3,076,759)       (60,897,234)
                                ----------------------------------------------------------------------
 Net increase (decrease)          (273,940)       $(4,802,807)           2,022,700       $ 46,660,317
                                ======================================================================

------------------------------------------------------------------------------------------------------
 Class C
 Sold                              852,649       $ 15,396,521            2,319,208     $   48,865,275
 Dividends and/or
 distributions reinvested               --                 --                5,008            100,623
 Redeemed                         (748,997)       (13,418,413)          (1,201,029)       (23,625,309)
                                ----------------------------------------------------------------------
 Net increase                      103,652        $ 1,978,108            1,123,187       $ 25,340,589
                                ======================================================================

------------------------------------------------------------------------------------------------------
 Class N
 Sold                              114,907      $   2,181,206              268,260     $    5,721,300
 Dividends and/or
 distributions reinvested               --                 --                  188              3,969
 Redeemed                          (45,196)          (857,094)             (51,183)        (1,029,499)
                                ----------------------------------------------------------------------
 Net increase                       69,711        $ 1,324,112              217,265       $  4,695,770
                                ======================================================================


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2003, were $271,844,706 and $280,132,576, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund provides for an annual fee of 0.85% of the first $400 million of average annual net assets of the Fund, 0.75% of the next $400 million and 0.60% of average annual net assets in excess of $800 million.


                     22 | OPPENHEIMER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate            Class A       Concessions     Concessions     Concessions      Concessions
                      Front-End          Front-End        on Class A      on Class B      on Class C       on Class N
                  Sales Charges      Sales Charges            Shares          Shares          Shares           Shares
Six Months           on Class A        Retained by       Advanced by     Advanced by     Advanced by      Advanced by
Ended                    Shares        Distributor     Distributor 1   Distributor 1   Distributor 1    Distributor 1
----------------------------------------------------------------------------------------------------------------------
April 30, 2003         $364,380           $106,425           $36,199        $411,854         $65,215          $15,324

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                          Class A           Class B            Class C              Class N
                                       Contingent        Contingent         Contingent           Contingent
                                         Deferred          Deferred           Deferred             Deferred
                                    Sales Charges     Sales Charges      Sales Charges        Sales Charges
 Six Months                           Retained by       Retained by        Retained by          Retained by
 Ended                                Distributor       Distributor        Distributor          Distributor
------------------------------------------------------------------------------------------------------------
 April 30, 2003                            $4,428          $215,637             $7,189               $2,822

--------------------------------------------------------------------------------
Class A Distribution and Service Plan Fees. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan the Fund paid an asset-based sales charge to the Distributor at an annual rate equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993 and 0.10% of average annual net assets representing Class A shares purchased on or after that date. Effective January 1, 2003, the Board of Trustees has voluntarily reduced the asset-based sales charge in all Class A shares to zero. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. For the six months ended April 30, 2003, payments under the Class A plan totaled $305,168, all of which were paid by the Distributor to recipients, and included $18,555 paid to an affiliate of the Manager.



                     23 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the six months ended April 30, 2003, were as follows:

                                                                                      Distributor's
                                                                   Distributor's          Aggregate
                                                                       Aggregate       Unreimbursed
                                                                    Unreimbursed      Expenses as %
                        Total Payments        Amount Retained           Expenses      of Net Assets
                            Under Plan         by Distributor         Under Plan           of Class
---------------------------------------------------------------------------------------------------
 Class B Plan                 $627,405               $507,276         $2,899,637              2.24%
 Class C Plan                  232,643                 88,299            852,148              1.70
 Class N Plan                   12,630                 11,221            121,209              1.98

--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
6. Illiquid or Restricted Securities
As of April 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically)

                     24 | OPPENHEIMER SMALL CAP VALUE FUND
in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 2003 was zero. Information concerning restricted securities is as follows:

                                                                     Valuation             Unrealized
                                Acquisition                              as of           Appreciation
Security                               Date          Cost       April 30, 2003         (Depreciation)
------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Opticnet, Inc.                     10/26/00          $--                  $--                   $--

--------------------------------------------------------------------------------
7. Borrowing and Lending Arrangements
Bank Borrowings. The Fund had the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
     The Fund had no outstanding borrowings under the credit facility through November 12, 2002.
--------------------------------------------------------------------------------
Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
     The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.


                     25 | OPPENHEIMER SMALL CAP VALUE FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)